Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Payment [Abstract]
Schedule of Fair Value of the Options Granted	The following table lists the inputs used for calculation of fair value of the options granted to employees and directors for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
Expected volatility	91.80%	93.51% - 93.79%	91.60%-95.01%
Exercise price	0.96	1.43-3.97	0.03-5.33
Share price(1)	0.96	1.43 – 3.97	3.72-18.65
Risk-free interest rate	4.35%	2.12% - 3.24%	1.42%-1.81%
Dividend yield	0	0	0
Expected life (years)	10	10	10
The following table lists the inputs used for calculation of fair value of the options granted to consultants for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
Expected volatility	101.10%-91.80%	93.48%-94.91%	89.92%-97.18%
Exercise price	1.82-2.18	1.67-2.18	0.03-1.67
Share price(1)	0.71-1.82	1.22-3.97	2.46-18.67
Risk-free interest rate	3.63%-4.71%	1.91%-4.03%	1.25%-1.72%
Dividend yield	0	0	0
Expected life (years)	10	10	6.15-10
(1)	Share price for options granted during January 2019 - September 2020 was determined based on the implied share price in recent capital raising and for grants after that date, in light of significant achievements in clinical trials and absence of recent fundraising reflecting embodying the said achievements, was calculated using discounted cash flows model, with the following assumptions: projected revenues, projected operating expenses, projected EBITDA margin, projected taxes on income, weighted-average cost of capital of 30%. From October 2021 to December 2021, the Company determined its value based on two scenarios: a stay private scenario (which included a private M&A transaction) and an IPO scenario. The DCF method was used to determine the Company’s value for the stay private scenario and for the IPO scenario, the value was determined based on underwriters’ indication for the possible range of the share price in the anticipated IPO. The Hybrid Method was utilized to allocate the Company’s value appropriately to determine the fair value of its ordinary shares. The Hybrid Method considered the following future liquidity event scenarios: (1) a stay private scenario (which included a private M&A transaction) and (2) an IPO scenario applying a probability weighting of 60% and 40% to the stay private and the IPO scenarios, respectively, after considering the Company’s stage of development, the stage of IPO discussions and potential volatility in the market. From December 2021, following the Company’s IPO, the share price is based on its market value.

The following table lists the inputs used for calculation of fair value of the underwriters warrants granted for the year ended December 31, 2021:
Expected volatility	90.59%
Exercise price	$7.5
Share price(1)	$3.72
Risk-free interest rate	1.23%
Dividend yield	0
Expected life	5

Schedule of Share Option Activity	The following table summarizes the share option activity for the annual periods ended on December 31, 2023 and 2022:
	Number of options	Weighted average exercise price
Options outstanding at January 1, 2023	1,160,500	$2.16
Granted	82,628	1.10
Exercised	(126,000)	0.03
Forfeited	(48,000)	2.09
Options outstanding at December 31, 2023	1,069,128	$2.34
Exercisable at December 31, 2023	652,878	$2.32
	Number of options	Weighted average exercise price
Options outstanding at January 1, 2022	634,500	$2.25
Granted	589,000	1.98
Forfeited	(63,000)	1.26
Options outstanding at December 31, 2022	1,160,500	$2.16
Exercisable at December 31, 2022	424,000	$1.64

Schedule of Restricted Stock Unit (RSU’s) Activity	The following table summarizes the RSU’s activity for the annual periods ended on December 31, 2023 and 2022:
Number of RSUs
Outstanding at January 1, 2023	144,000
Granted	640,479
Exercised	(467,479)
Outstanding at December 31, 2023	317,000

Number of options
Outstanding at January 1, 2022	216,000
Granted	-
Exercised	(72,000)
Outstanding at December 31, 2022	144,000

Schedule of Share-Based Expense Recognized in the Statements of Income	The share-based expense recognized in the statements of income were as follows:
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Share-based compensation expense – Research and development	$889	$1,592	$1,969
Share-based compensation expense – General and administrative	1,909	3,513	1,849
Share-based compensation expense – Finance expenses	-	-	341
	$2,798	$5,105	$4,159